Note Payable - DMRJ (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 08, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note Payable Dmrj (Textual)
Convertible debt holders				$ 463,993
Preferred stock issued				4,068,720
Preferred stock issued				$ 4,068,720
Dmrj [Member]
Note Payable Dmrj (Textual)
Ownership percentage of stock on a fully-diluted basis					77.00%
Convertible shares of common stock		4,500,000			47,211,002
Convertible debt holders		$ 625,000
Preferred stock issued	$ 625,000
Debt instrument, description	On the date of the agreement, the principal balance of the note was $15,554,552 and accrued interest payable was $9,987,009 for a total balance due of $25,541,561. As a result of the transaction, in the quarter ended March 31, 2018, the Company recognized a gain on extinguishment of debt of $24,916,561.
Preferred stock issued			$ 4,068,720